Financial instruments and financial risk management - Disclosure of maturity analysis for derivative financial liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	$ 383,785	$ 312,981
Current Lease obligation	76,070	0
Current liabilities	459,855	312,981
Non-current Lease obligation	217,394	$ 0
Non-current liabilities	417,394
Within one year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	383,785
Current Lease obligation	76,070
Current liabilities	459,855
Between one and five years [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current Lease obligation	217,394
Non-current liabilities	217,394
More than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current liabilities	$ 0